Financial instruments - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of financial liabilities [line items]
Decrease due to possible increase in fair value	$ 3
Decrease due to possible decrease in fair value	86
Club Loan
Disclosure of financial liabilities [line items]
Minimum revenue requirement	$ 3,300,000	$ 8,670,200
Club Loan | Debt Covenant, Scenario 1
Disclosure of financial liabilities [line items]
Debt to asset ratio	1.40	0.85
Club Loan | Debt Covenant, Scenario 2
Disclosure of financial liabilities [line items]
Debt to asset ratio	1.30	0.80